Non-Controlling Interest (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Non-Controlling Interest [Line Items]
Economic interest rate	70.00%	71.00%
Non-controlling interests [Member]
Non-Controlling Interest [Line Items]
Economic interest rate	30.00%	29.00%